Supplemental Schedules-Condensed Consolidating Statement of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net income	$ 33,416	$ 43,190	$ 172,784	$ 133,953	$ 150,930
Adjustments to reconcile net income to cash provided by operating activities	24,107	41,075
Changes in assets and liabilities	(14,981)	13,068	40,192	30,123	(59,790)
Net cash provided by operating activities	42,542	97,333	394,633	390,884	266,230
Investing activities
Additions to theatre properties and equipment	(36,889)	(46,984)	(220,727)	(184,819)	(156,102)
Proceeds from sale of theatre properties and equipment and other	8,006	39	1,976	6,230	21,791
Investment in DCIP and other	(2,312)
Net cash provided by (used for) investing activities	(31,195)	(61,334)	(234,311)	(247,067)	(136,067)
Financing activities
Dividends paid to parent	(24,000)	(23,750)	(95,750)	(95,000)	(78,100)
Repayments of long-term debt	(2,381)	(3,034)	(9,711)	(166,898)	(11,853)
Payments on capital leases	(2,645)	(2,277)	(9,451)	(7,526)	(7,327)
Other	87	(227)
Net cash provided by (used for) financing activities	(28,939)	(31,988)	63,582	(78,020)	(108,162)
Effect of exchange rate changes on cash and cash equivalents	(672)	2,970	(3,062)	(9,309)	5,027
Increase (decrease) in cash and cash equivalents	(18,264)	6,981	220,842	56,488	27,028
Cash and cash equivalents:
Beginning of period	742,095	521,253	521,253	464,765	437,737
End of period	723,831	528,234	742,095	521,253	464,765
Restricted Subsidiaries
Operating activities
Net income	28,154
Adjustments to reconcile net income to cash provided by operating activities	24,238
Changes in assets and liabilities	(18,270)
Net cash provided by operating activities	34,122
Investing activities
Additions to theatre properties and equipment	(36,889)
Proceeds from sale of theatre properties and equipment and other	8,006
Net cash provided by (used for) investing activities	(28,883)
Financing activities
Dividends paid to parent	(24,000)
Repayments of long-term debt	(2,381)
Payments on capital leases	(2,645)
Other	87
Net cash provided by (used for) financing activities	(28,939)
Effect of exchange rate changes on cash and cash equivalents	(672)
Increase (decrease) in cash and cash equivalents	(24,372)
Cash and cash equivalents:
Beginning of period	634,351
End of period	609,979
Unrestricted Subsidiaries
Operating activities
Net income	5,262
Adjustments to reconcile net income to cash provided by operating activities	(131)
Changes in assets and liabilities	3,289
Net cash provided by operating activities	8,420
Investing activities
Investment in DCIP and other	(2,312)
Net cash provided by (used for) investing activities	(2,312)
Financing activities
Increase (decrease) in cash and cash equivalents	6,108
Cash and cash equivalents:
Beginning of period	107,744
End of period	$ 113,852